Summary Of Significant Accounting Policies (Future Minimum Base Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
2012	$ 178,780
2013	139,904
2014	105,526
2015	77,266
2016	51,872
Thereafter	171,625
Total	$ 724,973